Property and equipment, net	12 Months Ended
Dec. 31, 2025
Property and equipment, net
Property and equipment, net
5	Property and equipment, net

Property and equipment consist of the following:

	As of December 31,
	2024	2025
	US$	US$
Computers and equipment	1,518	2,232
Leasehold improvement	65	1,333
Furniture and fixtures	119	194
Total	1,702	3,759
Less: Accumulated depreciation and amortization	(1,339)	(1,761)
Property and equipment, net	363	1,998

For the years ended December 31, 2023, 2024 and 2025, depreciation and amortization expenses were US$86, US$125 and US$422, respectively.